Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]
Opening Balance at Sep. 01, 2008	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Opening Balance (in shares) at Sep. 01, 2008		0
Common stock issued for cash	25,000	$ 5,000	20,000	0	0	0
Common stock issued for cash (in shares)		5,000,000
Net loss	(19,525)	$ 0	0	0	(19,525)	0
Ending Balance at Jul. 31, 2009	5,475	$ 5,000	20,000	0	(19,525)	0
Ending Balance (in shares) at Jul. 31, 2009		5,000,000
Common stock issued for cash	30,000	$ 3,000	27,000	0	0	0
Common stock issued for cash (in shares)		3,000,000
Net loss	(24,141)	$ 0	0	0	(24,141)	0
Ending Balance at Jul. 31, 2010	11,334	$ 8,000	47,000	0	(43,666)	0
Ending Balance (in shares) at Jul. 31, 2010		8,000,000
Net loss	(18,818)	$ 0	0	0	(18,818)	0
Ending Balance at Jul. 31, 2011	(7,484)	$ 8,000	47,000	0	(62,484)	0
Ending Balance (in shares) at Jul. 31, 2011		8,000,000
Sale of Goa Excursion	20,460	$ 0	20,460	0	0	0
Donated rent	1,500	0	1,500	0	0	0
Net loss	(30,944)	0	0	0	(30,944)	0
Ending Balance at Jul. 31, 2012	(16,468)	$ 8,000	68,960	0	(93,428)	0
Ending Balance (in shares) at Jul. 31, 2012		8,000,000
Donated rent	6,000	$ 0	6,000	0	0	0
Contribution from shareholders	1,629,983	0	1,629,983	0	0	0
Other comprehensive income	472	0	0	0	0	472
Net loss	(87,589)	0	0	0	87,589	0
Ending Balance at Jul. 31, 2013	1,532,398	$ 8,000	1,704,943	0	(181,017)	472
Ending Balance (in shares) at Jul. 31, 2013		8,000,000
Donated rent	6,000	$ 0	6,000	0	0	0
Contribution from shareholders	8,013,774	0	8,013,774	0	0	0
Other comprehensive income	7,552	0	0	0	0	7,552
Common stock issued	0	$ 317,000	0	(317,000)	0	0
Common stock issued (in shares)		317,000,000
Common stock issued for the acquisition of Sanhe	0	$ 273,042	(273,042)	0	0	0
Common stock issued for the acquisition of Sanhe (in shares)		273,042,000
Net loss	(681,194)	$ 0	0	0	(681,194)	0
Ending Balance at Jul. 31, 2014	8,878,530	$ 598,042	$ 9,451,675	$ (317,000)	$ (862,211)	$ 8,024
Ending Balance (in shares) at Jul. 31, 2014		598,042,000
Net loss	(690,899)
Ending Balance at Apr. 30, 2015	$ 8,216,699